Average Annual Total Returns - PIMCO Government Money Market Fund	Institutional 1 Year	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 5 Years	I-2 10 Years	M 1 Year	M 5 Years	M 10 Years	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	A 1 Year	A 5 Years	A 10 Years	C 1 Year	C 5 Years	C 10 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) 10 Years	Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes) 1 Year	Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes) 5 Years	Lipper Institutional U.S. Government Money Market Funds Average (reflects no deductions for taxes) 10 Years
Total	0.31%	1.06%	0.55%	0.28%	0.97%	0.50%	0.31%	1.06%	0.54%	0.31%	1.06%	0.55%	0.27%	0.93%	0.48%	0.27%	0.93%	0.48%	0.58%	1.16%	0.60%	0.30%	0.85%	0.43%	[1]

[1]	The Lipper Average’s since inception return is determined from the nearest month-end following the Fund’s inception date and not from the actual inception date of the Fund.